July 3, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  ING Prime Rate Trust

        (SEC File Nos. 333-61831, 811-05410)

        (SEC File Nos. 333-68239, 811-05410)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the ING Prime Rate Trust prospectuses and statement of additional information under Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1)          that the form of the prospectuses and statement of additional information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the above-referenced registration statement on Form N-2 (the “Registration Statement”) filed on June 29, 2007; and

(2)          that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

Should you have any questions, please contact the undersigned at (480) 477.2649

Sincerely,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:                                 Jeffrey S. Puretz

Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC